STOCK-BASED COMPENSATION PLANS - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares received for each restricted stock unit (in shares)	1
Stock Incentive Plan | Share-based Payment Arrangement, Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of Honeywell common stock available for future grants (in shares)	25,300,000
Vesting periods	4 years
Expiration period	10 years
Exercisable (in shares)	6,900,000	6,900,000	9,600,000
Weighted average exercise price per share (in dollars per share)	$ 163.04	$ 157.58	$ 138.24
Unrecognized compensation on nonvested stock options	$ 96
Nonvested options recognized over weighted average period, years	2 years 5 months 1 day
Fair value of options vested	$ 48	$ 49	$ 48
Stock Incentive Plan | Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation on nonvested stock options	$ 264
Nonvested options recognized over weighted average period, years	1 year 9 months 7 days
Stock Incentive Plan | Restricted Stock Units (RSUs) | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting periods	3 years
Stock Incentive Plan | Restricted Stock Units (RSUs) | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting periods	6 years
2016 Directors Plan | Share-based Payment Arrangement, Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of Honeywell common stock available for future grants (in shares)	800,000